Segmental analysis - Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	£ 12,277	£ 13,298	£ 12,922
Underlying other income	5,726	5,331	2,619
Total income, after net finance expense in respect of insurance and investment contracts	18,003	18,629	15,541
Net income	18,003	18,629	15,541
Operating expenses	(11,601)	(10,823)	(9,237)
Underlying impairment (charge) credit	(431)	(303)	(1,522)
Profit before tax	5,971	7,503	4,782
Change in financial assets at fair value through profit or loss	9,872	22,539	(26,219)
Gain loss on sale of leased assets net operating leases	59	93	197
Volatility and other items
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	578	479	226
Underlying other income	(375)	(447)	1,846
Operating lease depreciation	(1,325)	(956)	(373)
Net income	(1,122)	(924)	1,699
Operating expenses	1,496	1,235	535
Underlying impairment (charge) credit	(2)	(5)	12
Profit before tax	372	306	2,246
Change in financial assets at fair value through profit or loss	(144)	35	(1,978)
Charge for the year	81	80	70
Expense of restructuring activities	40	154	80
Expense due to unwinding of discount on provisions	107	107	118
Insurance gross up
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	(10)	(12)	24
Underlying other income	246	239	201
Operating lease depreciation	0	0	0
Net income	236	227	225
Operating expenses	(236)	(227)	(225)
Underlying impairment (charge) credit	0	0	0
Profit before tax	0	0	0
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	12,845	13,765	13,172
Underlying other income	5,597	5,123	4,666
Operating lease depreciation	(1,325)	(956)	(373)
Net income	17,117	17,932	17,465
Operating expenses	(10,341)	(9,815)	(8,927)
Underlying impairment (charge) credit	(433)	(308)	(1,510)
Profit before tax	6,343	7,809	7,028
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	12,845	13,765	13,172
Underlying other income	5,597	5,123	4,666
Total income, after net finance expense in respect of insurance and investment contracts	18,442	18,888	17,838
Operating lease depreciation	(1,325)	(956)	(373)
Net income	17,117	17,932	17,465
Operating expenses	(9,442)	(9,140)	(8,672)
Underlying impairment (charge) credit	(433)	(308)	(1,510)
Profit before tax	£ 6,343	£ 7,809	£ 7,028